UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 2 of its series: Allspring Income Plus ETF and Allspring SMID Core ETF.

Date of reporting period: March 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

March 31, 2026

Income Plus ETF (AINP)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Income Plus ETF for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Income Plus ETF	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Table Summary
Total net assets	$195,807,426
# of portfolio holdings	429
Portfolio turnover rate	199%
Total advisory fees paid	$351,913

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
GNMA, 5.50%, 4‑21‑2056	8.2
FNMA, 5.00%, 4‑13‑2056	6.8
FNMA, 6.00%, 4‑13‑2056	6.6
FHLMC, 5.50%, 10‑1‑2054	2.4
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	2.3
Brazil, 10.00%, 1‑1‑2031	2.0
French Republic, 2.70%, 2‑25‑2031	2.0
Spain, 2.60%, 5‑31‑2031	2.0
Italy, 2.20%, 2‑28‑2028	2.0
Colombia TES, 5.75%, 11‑3‑2027	2.0

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	4.7
AA/Aa	35.7
A/A	13.0
BBB/Baa	20.6
BB/Ba	14.6
B/B	7.2
CCC/Caa and below	2.4
Not rated	1.4
Other	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Agency securities	24.4
Corporate bonds and notes	22.7
Foreign government bonds	17.6
Foreign corporate bonds and notes	10.0
Yankee corporate bonds and notes	7.8
U.S. Treasury securities	6.2
Asset-backed securities	4.7
Non-agency mortgage-backed securities	2.9
Yankee government bonds	2.3
Loans	0.8
Investment companies	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARAINP 03-26

Semi-Annual Shareholder Report

SMID Core ETF (ASCE)

March 31, 2026

ASCE

SMID Core ETF

This semi-annual shareholder report contains important information about SMID Core ETF for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
SMID Core ETF	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Table Summary
Total net assets	$54,477,885
# of portfolio holdings	51
Portfolio turnover rate	23%
Total advisory fees paid	$74,240

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	19.2
Financials	18.2
Information technology	17.9
Health care	14.5
Consumer discretionary	10.9
Energy	5.9
Materials	4.9
Real estate	3.9
Communication services	2.5
Utilities	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Teekay Corp. Ltd.	2.9
EMCOR Group, Inc.	2.9
DigitalOcean Holdings, Inc.	2.9
United Therapeutics Corp.	2.8
Carpenter Technology Corp.	2.8
StoneX Group, Inc.	2.8
Fabrinet	2.7
Blue Bird Corp.	2.6
Century Aluminum Co.	2.6
Powell Industries, Inc.	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARASCE 03-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Income Plus ETF (AINP)
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Income Plus ETF | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.67%
FHLMC	5.50%	10-1-2054	$4,605,063	$4,628,997
FHLMC	5.50	11-1-2054	360,047	361,899
FHLMC	5.50	6-1-2055	1,967,609	1,978,192
FNMA%%	5.00	4-13-2056	13,415,000	13,228,889
FNMA%%	5.50	4-13-2056	2,750,000	2,762,666
FNMA%%	6.00	4-13-2056	12,640,000	12,884,306
GNMA	5.00	12-20-2054	1,749,593	1,734,950
GNMA%%	5.00	4-21-2056	1,510,000	1,495,357
GNMA	5.50	12-20-2054	2,915,651	2,943,024
GNMA%%	5.50	4-21-2056	15,980,000	16,081,772
Total agency securities (Cost $58,198,641)				58,100,052
Asset-backed securities: 5.67%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	158,210
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,001,516
BSPRT Issuer LLC Series 2025-FL12 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.06	1-17-2043	400,000	399,348
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	444,571	453,380
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	300,000	290,747
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	215,903	217,251
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	690,000	712,147
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	850,000	862,632
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	225,000	222,952
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	761,775	764,483
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	345,625	352,027
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	23,374	23,416
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.32	1-19-2044	450,000	448,487
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	499,404	497,711
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	997,500	938,045
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	336,600	340,409
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.59	10-16-2036	270,000	264,407
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	200,000	125,876
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	560,000	563,616
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	500,000	491,676
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	100,000	99,778
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	1,086,250	1,057,994
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	100,000	100,939
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	285,000	286,703
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	420,000	426,433
Total asset-backed securities (Cost $11,226,058)				11,100,183
The accompanying notes are an integral part of these financial statements.
2 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 27.66%
Basic materials: 0.81%
Chemicals: 0.58%
Celanese U.S. Holdings LLC	7.38%	7-15-2032	$400,000	$417,501
Chemours Co.144A	8.00	1-15-2033	420,000	422,294
LYB International Finance III LLC	5.50	3-1-2034	50,000	49,700
LYB International Finance III LLC	5.88	1-15-2036	255,000	255,843
				1,145,338
Iron/steel: 0.23%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	80,000	71,853
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	385,000	372,507
				444,360
Communications: 5.00%
Advertising: 0.00%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	5,000	4,824
Internet: 1.67%
Alphabet, Inc.	5.65	2-15-2056	290,000	289,067
Amazon.com, Inc.##	4.25	3-13-2031	615,000	610,467
Amazon.com, Inc.	4.88	3-13-2036	400,000	396,354
Amazon.com, Inc.	5.80	3-13-2056	320,000	319,743
Arches Buyer, Inc.144A	6.13	12-1-2028	250,000	239,427
Booking Holdings, Inc.	4.13	5-12-2033	335,000	391,344
Meta Platforms, Inc.	4.88	11-15-2035	400,000	392,417
Meta Platforms, Inc.	5.40	8-15-2054	380,000	344,187
Wayfair LLC144A	6.75	11-15-2032	285,000	287,164
				3,270,170
Media: 1.93%
CCO Holdings LLC/CCO Holdings Capital Corp.144A##	4.25	1-15-2034	831,000	710,915
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	590,000	529,706
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	70,000	44,561
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	205,000	212,350
Comcast Corp.	2.94	11-1-2056	130,000	72,015
Comcast Corp.	2.99	11-1-2063	300,000	158,848
CSC Holdings LLC144A	5.50	4-15-2027	186,000	161,335
CSC Holdings LLC144A	11.25	5-15-2028	350,000	286,000
Gray Media, Inc.144A	9.63	7-15-2032	425,000	424,973
News Corp.144A	3.88	5-15-2029	265,000	255,745
News Corp.144A	5.13	2-15-2032	355,000	347,089
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	560,000	375,200
Time Warner Cable LLC	5.50	9-1-2041	225,000	193,917
				3,772,654
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 1.40%
AT&T, Inc.##	3.55%	9-15-2055	$1,030,000	$669,873
Level 3 Financing, Inc.144A	3.75	7-15-2029	54,000	50,085
Level 3 Financing, Inc.144A	7.00	3-31-2034	290,000	296,840
Level 3 Financing, Inc.144A	8.50	1-15-2036	410,000	427,799
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	405,000	400,340
T-Mobile USA, Inc.	5.25	6-15-2055	230,000	204,575
Verizon Communications, Inc.	5.00	1-15-2036	400,000	391,715
Verizon Communications, Inc.	5.88	11-30-2055	165,000	160,491
WULF Compute LLC144A	7.75	10-15-2030	130,000	137,368
				2,739,086
Consumer, cyclical: 3.03%
Airlines: 0.32%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	438,529	432,983
Southwest Airlines Co.	5.25	11-15-2035	155,000	145,484
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	43,957	44,691
				623,158
Apparel: 0.36%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥##	10.00	7-15-2033	658,780	701,612
Auto manufacturers: 0.21%
Ford Motor Credit Co. LLC	5.42	4-9-2031	410,000	402,632
Auto parts & equipment: 0.24%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	280,000	283,081
American Axle & Manufacturing, Inc.	5.00	10-1-2029	200,000	190,789
				473,870
Entertainment: 0.22%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	430,000	430,694
Home builders: 0.54%
Century Communities, Inc.144A	6.63	9-15-2033	445,000	435,943
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	605,000	598,280
LGI Homes, Inc.144A	8.75	12-15-2028	33,000	33,763
				1,067,986
Housewares: 0.03%
Newell Brands, Inc.	6.38	5-15-2030	65,000	62,395
Lodging: 0.04%
Las Vegas Sands Corp.	6.20	8-15-2034	75,000	76,851
Retail: 0.85%
Michaels Cos., Inc.144A	8.50	3-15-2033	400,000	389,398
Michaels Cos., Inc.144A	11.00	3-15-2034	200,000	186,240
The accompanying notes are an integral part of these financial statements.
4 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
PetSmart LLC/PetSmart Finance Corp.144A	7.50%	9-15-2032	$510,000	$512,484
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	580,000	578,668
				1,666,790
Toys/games/hobbies: 0.22%
Mattel, Inc.	5.45	11-1-2041	210,000	190,157
Mattel, Inc.144A	5.88	12-15-2027	240,000	239,989
				430,146
Consumer, non-cyclical: 2.17%
Commercial services: 1.21%
GEO Group, Inc.	10.25	4-15-2031	125,000	133,348
Global Payments, Inc.	4.88	11-15-2030	525,000	515,571
Global Payments, Inc.##	4.88	3-17-2031	735,000	864,352
Global Payments, Inc.	5.20	11-15-2032	225,000	218,409
Global Payments, Inc.	5.95	8-15-2052	60,000	55,212
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	425,000	399,015
Upbound Group, Inc.144A	6.38	2-15-2029	190,000	184,114
				2,370,021
Cosmetics/Personal Care: 0.07%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75	1-15-2029	140,000	136,262
Food: 0.19%
Mars, Inc.144A	5.70	5-1-2055	375,000	365,652
Healthcare-products: 0.22%
Abbott Laboratories	4.65	3-15-2036	255,000	249,354
Abbott Laboratories	5.50	3-15-2056	190,000	186,300
				435,654
Healthcare-services: 0.41%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	203,000	217,791
Radiology Partners, Inc.144A	8.50	7-15-2032	215,000	217,982
Star Parent, Inc.144A	9.00	10-1-2030	319,000	330,484
UnitedHealth Group, Inc.	5.95	6-15-2055	30,000	30,222
				796,479
Pharmaceuticals: 0.07%
EMD Finance LLC144A	4.63	10-15-2032	150,000	147,868
Energy: 2.54%
Oil & gas: 0.58%
APA Corp.	5.25	2-1-2042	107,000	91,364
California Resources Corp.144A	8.25	6-15-2029	106,000	110,900
ConocoPhillips Co.	5.65	1-15-2065	75,000	71,317
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	411,000	399,464
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Nabors Industries, Inc.144A	9.13%	1-31-2030	$253,000	$265,648
SM Energy Co.144A	9.63	6-15-2033	190,000	209,897
				1,148,590
Oil & gas services: 0.77%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.85	6-15-2056	540,000	528,413
Bristow Group, Inc.144A	6.75	2-1-2033	410,000	414,404
Schlumberger Holdings Corp.144A	4.85	5-15-2033	225,000	224,649
SESI LLC144A	7.88	9-30-2030	330,000	336,505
				1,503,971
Pipelines: 1.19%
Energy Transfer LP	5.95	5-15-2054	395,000	370,382
Energy Transfer LP	6.20	4-1-2055	150,000	145,628
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	78,000	81,697
MPLX LP	5.30	4-1-2036	245,000	241,495
Prairie Acquiror LP144A	9.00	8-1-2029	465,000	480,338
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	357,000	355,182
Venture Global LNG, Inc.144A	8.38	6-1-2031	168,000	174,716
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	476,000	474,118
				2,323,556
Financial: 9.59%
Banks: 2.34%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	160,000	159,996
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	380,000	379,112
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	205,000	210,175
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	215,000	213,128
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	305,000	305,229
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	410,000	403,785
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	325,000	323,279
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±##	5.58	7-23-2036	670,000	678,513
Morgan Stanley (5 Year Treasury Constant Maturity+1.17%)±	5.31	1-18-2041	255,000	246,157
Morgan Stanley (U.S. SOFR+1.18%)±	5.07	1-30-2037	465,000	455,570
Morgan Stanley (U.S. SOFR+1.29%)±##	2.94	1-21-2033	725,000	651,875
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	520,000	563,032
				4,589,851
Diversified financial services: 2.23%
American Express Co. (U.S. SOFR+1.79%)±	5.67	4-25-2036	425,000	439,246
Ares Finance Co. II LLC144A	3.25	6-15-2030	255,000	238,887
The accompanying notes are an integral part of these financial statements.
6 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
BlackRock Funding, Inc.	5.25%	3-14-2054	$275,000	$255,804
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	555,000	543,827
Citadel Finance LLC144A	5.15	2-14-2031	300,000	292,940
Citadel LP144A	6.38	1-23-2032	295,000	305,750
Computershare U.S., Inc.	1.13	10-7-2031	415,000	409,287
Equitable America Global Funding144A	4.95	6-9-2030	475,000	474,484
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	390,000	385,667
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	370,000	385,068
PRA Group, Inc.144A	5.00	10-1-2029	170,000	156,936
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	275,000	282,314
United Wholesale Mortgage LLC144A	5.50	4-15-2029	60,000	56,159
Western Union Co.	4.75	6-15-2029	140,000	138,753
				4,365,122
Insurance: 2.77%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	490,000	485,321
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	495,000	480,577
Athene Global Funding144A	5.03	7-17-2030	375,000	370,838
Athene Global Funding144A	5.54	8-22-2035	445,000	436,873
Broadstreet Partners Group LLC144A	5.88	4-15-2029	300,000	292,369
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	395,000	372,312
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	150,000	121,060
MetLife, Inc.	6.40	12-15-2036	340,000	347,153
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	255,000	250,280
New York Life Insurance Co.144A	5.88	5-15-2033	310,000	325,498
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	270,000	277,336
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	45,000	43,080
Protective Life Corp.144A	4.70	1-15-2031	480,000	475,375
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	445,000	404,254
RGA Global Funding144A	4.60	11-25-2030	330,000	326,136
RGA Global Funding144A	5.05	12-6-2031	415,000	415,055
				5,423,517
Investment Companies: 1.15%
Ares Capital Corp. BDC	5.10	1-15-2031	405,000	389,406
Ares Capital Corp. BDC	5.50	9-1-2030	235,000	230,809
Ares Capital Corp. BDC	5.88	3-1-2029	125,000	125,887
Blue Owl Capital Corp. BDC##	2.63	1-15-2027	1,025,000	999,693
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	485,000	501,869
				2,247,664
Real estate: 0.11%
CBRE Services, Inc.	4.90	1-15-2033	210,000	207,085
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs: 0.99%
Alexandria Real Estate Equities, Inc.	5.15%	4-15-2053	$185,000	$160,711
Essential Properties LP	2.95	7-15-2031	295,000	265,727
Essential Properties LP	5.40	12-1-2035	290,000	285,071
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	412,000	425,895
Piedmont Operating Partnership LP	9.25	7-20-2028	130,000	141,956
Realty Income Corp.	5.13	7-6-2034	415,000	506,633
Vornado Realty LP	5.75	2-1-2033	155,000	151,997
				1,937,990
Industrial: 0.72%
Engineering & construction: 0.35%
Jacobs Solutions, Inc.	4.75	3-3-2031	360,000	354,961
MasTec, Inc.144A	4.50	8-15-2028	330,000	326,418
				681,379
Miscellaneous manufacturing: 0.14%
Entegris, Inc.144A	4.75	4-15-2029	290,000	286,674
Packaging & containers: 0.23%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	480,000	447,876
Technology: 1.99%
Computers: 0.21%
Booz Allen Hamilton, Inc.	5.95	8-4-2033	65,000	66,333
Hewlett Packard Enterprise Co.	5.60	10-15-2054	190,000	169,606
Kyndryl Holdings, Inc.	4.10	10-15-2041	270,000	188,011
				423,950
Semiconductors: 0.39%
Foundry JV Holdco LLC144A	5.88	1-25-2034	200,000	202,499
Foundry JV Holdco LLC144A	6.20	1-25-2037	320,000	330,684
Intel Corp.	2.80	8-12-2041	250,000	171,717
Intel Corp.	3.25	11-15-2049	85,000	53,703
				758,603
Software: 1.39%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	649,000	609,167
Cloud Software Group, Inc.144A	8.25	6-30-2032	438,000	415,415
Cloud Software Group, Inc.144A	9.00	9-30-2029	87,000	83,927
Oracle Corp.	4.45	9-26-2030	360,000	346,925
Oracle Corp.	4.55	2-4-2029	135,000	133,294
Oracle Corp.	5.70	2-4-2036	545,000	524,011
Oracle Corp.	5.95	9-26-2055	455,000	382,778
Salesforce, Inc.	6.55	3-15-2056	220,000	220,763
				2,716,280
The accompanying notes are an integral part of these financial statements.
8 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 1.81%
Electric: 1.75%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60%	1-15-2055		$40,000	$39,677
Basin Electric Power Cooperative144A	5.85	10-15-2055		225,000	218,840
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		105,000	106,607
Duke Energy Corp.	3.10	6-15-2028		245,000	280,945
Duke Energy Corp.	3.85	6-15-2034		300,000	339,567
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		235,000	242,560
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		90,000	90,607
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		595,000	584,296
Oglethorpe Power Corp.	4.25	4-1-2046		135,000	105,030
PacifiCorp	5.45	4-15-2033		370,000	371,186
PG&E Corp.	5.25	7-1-2030		60,000	59,208
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		595,000	598,817
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		375,000	374,988
					3,412,328
Water: 0.06%
Essential Utilities, Inc.	5.13	3-15-2036		120,000	118,324
Total corporate bonds and notes (Cost $54,324,684)					54,157,262
Foreign corporate bonds and notes: 12.19%
Basic materials: 0.07%
Chemicals: 0.07%
INEOS Finance PLC	6.63	5-15-2028	EUR	124,000	139,107
Communications: 3.14%
Telecommunications: 3.14%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	265,000	368,021
BT Finance PLC	3.38	11-17-2032	EUR	400,000	448,872
Chorus Ltd.	3.53	11-26-2032	EUR	325,000	365,486
Chorus Ltd.	3.63	9-7-2029	EUR	365,000	422,044
Fibercop SpA	1.63	1-18-2029	EUR	390,000	420,652
Koninklijke KPN NV	3.88	7-3-2031	EUR	600,000	701,543
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	74,468	86,046
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	215,000	241,992
TDC Net AS	5.00	8-9-2032	EUR	255,000	299,082
Telecom Italia SpA	1.63	1-18-2029	EUR	250,000	272,123
Telefonica Emisiones SA	4.18	11-21-2033	EUR	600,000	693,115
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	240,094
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	485,000	513,539
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	320,000	347,638
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Vodafone Group PLC (UK Gilts 5 Year+3.84%)±	8.00%	8-30-2086	GBP	150,000	$207,738
Zegona Finance PLC144A	6.75	7-15-2029	EUR	436,500	523,611
					6,151,596
Consumer, cyclical: 1.67%
Auto manufacturers: 0.23%
RCI Banque SA	3.63	11-3-2032	EUR	400,000	447,599
Entertainment: 0.33%
Universal Music Group NV	4.00	6-13-2031	EUR	560,000	652,963
Leisure time: 0.52%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	200,000	274,522
TUI AG	5.88	3-15-2029	EUR	650,000	748,577
					1,023,099
Lodging: 0.31%
Essendi SA	6.38	10-15-2029	EUR	515,000	598,288
Retail: 0.12%
Dufry One BV	4.50	5-23-2032	EUR	101,000	115,345
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	112,983
					228,328
Toys/games/hobbies: 0.16%
Asmodee Group AB	5.75	12-15-2029	EUR	266,667	317,301
Consumer, non-cyclical: 1.03%
Commercial services: 0.71%
Amber Finco PLC	6.63	7-15-2029	EUR	380,000	450,721
Motability Operations Group PLC	4.00	1-22-2037	EUR	335,000	375,903
Nexi SpA	2.13	4-30-2029	EUR	250,000	273,706
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	250,000	294,496
					1,394,826
Food: 0.32%
Iceland Bondco PLC	4.38	5-15-2028	GBP	500,000	628,921
Energy: 0.90%
Oil & gas: 0.59%
Aker BP ASA	1.13	5-12-2029	EUR	450,000	481,791
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	100,000	124,665
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	500,000	551,229
					1,157,685
Oil & gas services: 0.31%
OEG Finance PLC	7.25	9-27-2029	EUR	500,000	595,254
The accompanying notes are an integral part of these financial statements.
10 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financial: 2.85%
Banks: 1.69%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75%	9-22-2027	EUR	600,000	$692,643
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	600,000	713,017
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	479,869
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	400,000	478,835
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	246,541
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	219,128
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	483,247
					3,313,280
Insurance: 0.50%
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	440,000	533,713
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	440,000	454,574
					988,287
Real estate: 0.51%
Aroundtown SA	3.25	1-2-2031	EUR	400,000	435,601
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	500,000	560,773
					996,374
Savings & loans: 0.15%
Nationwide Building Society (3 Month EURIBOR+1.15%)±	3.83	7-24-2032	EUR	250,000	288,340
Government securities: 0.30%
Multi-national: 0.30%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	600,000	579,011
Industrial: 0.49%
Environmental control: 0.29%
Luna 2.5 Sarl144A	5.50	7-1-2032	EUR	500,000	568,451
Transportation: 0.20%
Ocado Group PLC	10.50	8-8-2029	GBP	300,000	390,794
Technology: 0.15%
Computers: 0.15%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	265,000	290,261
Utilities: 1.59%
Electric: 0.98%
Contact Energy Ltd.	3.54	11-3-2032	EUR	400,000	449,360
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	235,000	275,146
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75%	8-5-2031	EUR	400,000	$446,350
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	600,000	746,849
					1,917,705
Gas: 0.35%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	635,000	685,085
Water: 0.26%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	435,000	510,705
Total foreign corporate bonds and notes (Cost $22,735,796)					23,863,260
Foreign government bonds: 21.39%
Australia: 2.44%
Australia##	2.25	5-21-2028	AUD	2,920,000	1,916,662
Australia##	2.75	11-21-2027	AUD	2,865,000	1,917,327
New South Wales Treasury Corp.##	3.00	4-20-2029	AUD	1,455,000	950,591
					4,784,580
Belgium: 1.01%
Kingdom of Belgium144A##	3.40	6-22-2036	EUR	1,745,000	1,978,919
Brazil: 1.98%
Brazil##	10.00	1-1-2031	BRL	23,000,000	3,878,559
Chile: 0.50%
Republic of Chile144A##	4.70	9-1-2030	CLP	935,000,000	984,446
Colombia: 1.98%
Colombia TES##	5.75	11-3-2027	COP	16,038,000,000	3,875,725
Czech Republic: 1.01%
Czech Republic##	5.00	9-30-2030	CZK	40,940,000	1,971,242
France: 2.02%
French Republic144A##	2.70	2-25-2031	EUR	3,490,000	3,952,836
Germany: 0.99%
Bundesobligation##	2.50	4-16-2031	EUR	1,700,000	1,943,327
Italy: 2.00%
Italy##	2.20	2-28-2028	EUR	3,425,000	3,909,698
Mexico: 1.00%
Mexico##	8.50	2-28-2030	MXN	35,325,000	1,957,194
South Africa: 1.00%
Republic of South Africa##	8.00	1-31-2030	ZAR	33,567,000	1,961,929
The accompanying notes are an integral part of these financial statements.
12 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Spain: 2.00%
Spain##	2.60%	5-31-2031	EUR	3,450,000	$3,911,247
Sweden: 1.00%
Sweden##	0.13	5-12-2031	SEK	21,000,000	1,959,104
United Kingdom: 2.46%
U.K. Gilts##	4.38	3-7-2028	GBP	740,000	978,710
U.K. Gilts##	4.38	3-7-2030	GBP	1,472,000	1,944,813
U.K. Gilts##	4.75	10-22-2035	GBP	1,440,000	1,881,160
					4,804,683
Total foreign government bonds (Cost $42,182,651)					41,873,489

	Shares
Investment companies: 0.74%
Exchange-traded funds: 0.74%
State Street SPDR Portfolio High Yield Bond ETF	19,868	463,322
Vanguard Short-Term Corporate Bond ETF	12,496	990,558
Total investment companies (Cost $1,459,525)		1,453,880

			Principal
Loans: 0.96%
Consumer, cyclical: 0.75%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	$44,550	44,021
Entertainment: 0.27%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.17	12-2-2031	529,663	523,620
Housewares: 0.18%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.42	10-30-2029	357,198	355,769
Retail: 0.28%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.95	2-3-2031	555,000	541,314
Industrial: 0.15%
Packaging & containers: 0.15%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 3 Month+3.50%)±	7.16	4-15-2030	305,000	294,215
Technology: 0.06%
Software: 0.06%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.42	11-28-2028	133,180	127,479
Total loans (Cost $1,916,559)				1,886,418
Non-agency mortgage-backed securities: 3.46%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	387,241	388,642
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74%	12-25-2060	$511,733	$447,736
BAHA Trust Series 2024-MAR Class B144A±±	6.39	12-10-2041	500,000	515,195
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.82	12-15-2042	165,000	164,588
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	650,244	647,729
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	346,076	332,489
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.22	2-15-2041	170,000	169,681
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,005,360
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	405,000	374,786
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	275,000	250,945
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.74	1-15-2036	339,807	327,064
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	179,245	179,956
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	360,000	368,105
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class B144A±±	4.39	1-5-2043	500,000	428,022
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	300,000	221,856
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	960,000	962,254
Total non-agency mortgage-backed securities (Cost $6,818,421)				6,784,408
U.S. Treasury securities: 7.51%
U.S. Treasury Bonds##	4.63	11-15-2044	145,000	140,304
U.S. Treasury Bonds##	4.63	11-15-2045	4,616,000	4,452,276
U.S. Treasury Bonds##	4.63	2-15-2046	608,000	586,150
U.S. Treasury Bonds##	4.63	11-15-2055	550,000	525,508
U.S. Treasury Bonds##	4.75	2-15-2045	60,000	58,955
U.S. Treasury Bonds##	4.75	5-15-2055	900,000	876,340
U.S. Treasury Bonds##	4.75	8-15-2055	5,000	4,873
U.S. Treasury Bonds##	5.00	5-15-2045	756,000	765,834
U.S. Treasury Notes##	3.50	2-15-2029	920,000	912,022
U.S. Treasury Notes##	3.50	2-28-2031	225,000	220,640
U.S. Treasury Notes##	3.63	8-31-2027	3,000,000	2,991,094
U.S. Treasury Notes##	4.13	2-15-2036	3,213,000	3,162,797
Total U.S. Treasury securities (Cost $14,860,162)				14,696,793
Yankee corporate bonds and notes: 9.51%
Basic materials: 0.34%
Chemicals: 0.19%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	380,000	174,743
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	205,000	195,384
				370,127
The accompanying notes are an integral part of these financial statements.
14 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mining: 0.15%
Rio Tinto Finance USA PLC	5.88%	3-14-2065	$305,000	$303,824
Communications: 0.57%
Media: 0.04%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	90,000	79,816
Telecommunications: 0.53%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	547,000	559,739
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	190,000	185,204
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	285,000	290,942
				1,035,885
Consumer, cyclical: 0.71%
Airlines: 0.33%
Latam Airlines Group SA144A	7.63	1-7-2031	380,000	383,800
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	310,000	267,719
				651,519
Apparel: 0.06%
Gildan Activewear, Inc.144A	5.40	10-7-2035	125,000	121,860
Leisure time: 0.32%
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	140,000	133,184
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	95,000	95,936
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	380,000	383,797
				612,917
Consumer, non-cyclical: 0.98%
Beverages: 0.31%
Coca-Cola Icecek AS144A	4.50	1-20-2029	635,000	608,006
Food: 0.19%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	390,000	380,206
Pharmaceuticals: 0.48%
1261229 BC Ltd.144A	10.00	4-15-2032	730,000	747,406
Bausch Health Cos., Inc.144A	6.25	2-15-2029	245,000	183,750
				931,156
Energy: 0.86%
Oil & gas: 0.60%
Aker BP ASA144A	5.80	10-1-2054	155,000	141,666
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	192,073	196,802
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	850,000	839,132
				1,177,600
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.26%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75%	7-15-2080	$420,000	$419,171
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	80,000	82,365
				501,536
Financial: 5.04%
Banks: 3.42%
Banco Bradesco SA144A	5.38	1-20-2031	590,000	581,681
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	750,000	770,625
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	605,000	593,149
Banco Santander Chile144A	4.55	11-20-2030	85,000	83,885
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	209,727
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	655,000	666,376
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	575,000	564,706
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	265,000	273,344
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	435,000	434,377
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	580,000	588,170
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	200,847
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	875,000	791,348
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	470,000	481,805
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	225,000	222,169
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	240,000	237,847
				6,700,056
Diversified financial services: 0.95%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	615,000	629,439
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	540,000	553,305
Brookfield Asset Management Ltd.	6.08	9-15-2055	115,000	113,609
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	370,000	375,380
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	175,000	181,321
				1,853,054
The accompanying notes are an integral part of these financial statements.
16 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.31%
Aspen Insurance Holdings Ltd.	5.75%	7-1-2030	$230,000	$237,161
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	370,000	378,440
				615,601
Private equity: 0.27%
Brookfield Finance, Inc.	5.33	1-15-2036	540,000	528,726
REITs: 0.09%
Equinix Asia Financing Corp. Pte. Ltd.	4.40	3-15-2031	180,000	176,201
Government securities: 0.30%
Multi-national: 0.30%
African Export-Import Bank144A	3.80	5-17-2031	670,000	594,343
Industrial: 0.38%
Engineering & construction: 0.02%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	35,000	37,255
Packaging & containers: 0.25%
Trivium Packaging Finance BV144A	12.25	1-15-2031	455,000	492,633
Trucking & leasing: 0.11%
SMBC Aviation Capital Finance DAC144A	5.25	11-26-2035	210,000	205,041
Utilities: 0.33%
Electric: 0.33%
Comision Federal de Electricidad144A	3.88	7-26-2033	620,000	530,946
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	115,000	115,164
				646,110
Total yankee corporate bonds and notes (Cost $18,495,354)				18,623,472
Yankee government bonds: 2.79%
Argentina: 0.90%
Argentinaøø##	4.13	7-9-2035	385,000	277,200
City of Buenos Aires144A##	7.80	11-26-2033	570,000	577,148
Province of Santa Fe144A##	8.10	12-11-2034	600,000	571,830
Provincia de Cordoba144Aøø##	6.88	2-1-2029	355,000	343,462
				1,769,640
Benin: 0.18%
Benin144A##	7.96	2-13-2038	350,000	343,369
Israel: 0.48%
Israel##	4.50	1-13-2031	595,000	582,527
Israel##	5.75	3-12-2054	385,000	357,854
				940,381
Ivory Coast: 0.24%
Ivory Coast144A##	8.25	1-30-2037	450,000	461,698
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico: 0.57%
Mexico##	5.63%	9-22-2035	$470,000	$454,725
Mexico##	6.35	2-9-2035	455,000	464,805
Mexico##	3.77	5-24-2061	345,000	205,879
				1,125,409
Panama: 0.12%
Panama##	4.50	1-19-2063	320,000	233,680
Trinidad and Tobago: 0.30%
Trinidad & Tobago144A##	6.50	1-28-2036	590,000	586,165
Total yankee government bonds (Cost $5,440,557)				5,460,342

		Yield	Shares
Short-term investments: 0.67%
Investment companies: 0.67%
Allspring Government Money Market Fund Select Class♠∞##		3.60	1,314,111	1,314,111
Total short-term investments (Cost $1,314,111)				1,314,111
Total investments in securities (Cost $238,972,519)	122.22%			239,313,670
Other assets and liabilities, net	(22.22)			(43,506,244)
Total net assets	100.00%			$195,807,426

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SEK	Sweden krona
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,273,144	$42,855,634	$(44,814,667)	$0	$0	$1,314,111	1,314,111	$57,777
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	35,351,929	EUR	30,410,000	Goldman Sachs International	4-9-2026	$191,059	$0
EUR	340,000	USD	395,881	Goldman Sachs International	4-9-2026	0	(2,763)
USD	125,775	EUR	109,000	State Street Bank & Trust Co.	4-9-2026	0	(254)
USD	3,928,996	EUR	3,390,000	Morgan Stanley, Inc.	4-9-2026	9,386	0
USD	1,884,951	EUR	1,628,000	Morgan Stanley, Inc.	4-9-2026	2,613	0
EUR	570,000	USD	657,635	State Street Bank & Trust Co.	4-9-2026	1,415	0
USD	172,548	EUR	150,000	State Street Bank & Trust Co.	4-9-2026	0	(886)
EUR	205,000	USD	234,793	State Street Bank & Trust Co.	4-9-2026	2,234	0
USD	375,104	EUR	325,000	Bank of New York Mellon Corp.	4-9-2026	0	(670)
USD	4,288,142	COP	15,897,000,000	Morgan Stanley, Inc.	4-13-2026	0	(31,343)
COP	878,300,000	USD	238,837	Morgan Stanley, Inc.	4-13-2026	0	(188)
ZAR	1,434,000	USD	84,021	State Street Bank & Trust Co.	4-20-2026	610	0
USD	2,132,266	ZAR	36,000,000	Bank of New York Mellon Corp.	4-20-2026	7,620	0
USD	1,979,570	SGD	2,535,000	Bank of New York Mellon Corp.	4-23-2026	4,916	0
SGD	2,535,000	USD	1,985,578	State Street Bank & Trust Co.	4-23-2026	0	(10,924)
USD	2,065,505	BRL	10,910,000	State Street Bank & Trust Co.	5-11-2026	0	(24,761)
USD	4,937,828	AUD	7,037,000	Bank of New York Mellon Corp.	5-18-2026	85,555	0
USD	116,027	CLP	106,000,000	Bank of New York Mellon Corp.	5-18-2026	1,514	0
USD	900,028	CLP	817,000,000	Bank of New York Mellon Corp.	5-18-2026	17,416	0
USD	135,021	GBP	100,000	State Street Bank & Trust Co.	5-18-2026	2,672	0
USD	81,379	GBP	61,000	Bank of New York Mellon Corp.	5-18-2026	646	0
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 19

Portfolio of investments—March 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	7,672,580	GBP	5,620,250	Bank of New York Mellon Corp.	5-18-2026	$234,246	$0
GBP	75,000	USD	100,314	Morgan Stanley, Inc.	5-18-2026	0	(1,052)
GBP	710,000	USD	950,553	Morgan Stanley, Inc.	5-18-2026	0	(10,876)
USD	1,977,187	GBP	1,485,000	Bank of New York Mellon Corp.	5-18-2026	11,807	0
USD	989,643	GBP	739,000	Bank of New York Mellon Corp.	5-18-2026	11,585	0
NOK	19,025,000	USD	1,983,995	Bank of New York Mellon Corp.	5-18-2026	0	(19,650)
USD	3,421,142	SEK	32,065,000	Bank of New York Mellon Corp.	6-18-2026	20,835	0
NZD	2,525,000	USD	1,482,778	Bank of New York Mellon Corp.	6-22-2026	0	(27,670)
USD	2,006,790	CZK	42,680,000	Goldman Sachs International	6-30-2026	0	(5,183)
USD	3,866,007	MXN	70,371,000	Bank of New York Mellon Corp.	6-30-2026	0	(31,737)
						$606,129	$(167,957)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	106	6-30-2026	$22,058,096	$21,989,203	$0	$(68,893)
Short
10-Year Euro BUND Index	(40)	6-8-2026	(5,915,115)	(5,797,283)	117,832	0
5-Year Euro-BOBL Futures	(67)	6-8-2026	(9,076,090)	(8,939,126)	136,964	0
10-Year U.S. Treasury Notes	(6)	6-18-2026	(679,583)	(666,281)	13,302	0
Ultra U.S. Treasury Bond	(24)	6-18-2026	(2,894,110)	(2,797,500)	96,610	0
5-Year U.S. Treasury Notes	(76)	6-30-2026	(8,330,322)	(8,221,656)	108,666	0
					$473,374	$(68,893)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
CDX North American Investment Grade, Series 45	1.00%	Quarterly	12-20-2030	USD	5,780,000	$104,361	$94,774	$9,587	$0
Markit CDX North American High Yield Series 44	5.00	Quarterly	6-20-2030	USD	5,519,250	330,889	345,324	0	(14,435)
								$9,587	$(14,435)
The accompanying notes are an integral part of these financial statements.
20 | Allspring Income Plus ETF

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $237,658,408)	$237,999,559
Investments in affiliated securities, at value (cost $1,314,111)	1,314,111
Cash	825
Cash at broker segregated for futures contracts	829,000
Segregated cash for swap contracts	480,982
Segregated cash for when-issued securities	30,000
Receivable for investments sold	20,985,916
Receivable for interest	2,371,420
Unrealized gains on forward foreign currency contracts	606,129
Receivable for daily variation margin on centrally cleared swap contracts	58,017
Receivable for daily variation margin on open futures contracts	8,282
Total assets	264,684,241
Liabilities
Payable for investments purchased	67,831,114
Cash collateral due to broker for forward foreign currency contracts	690,000
Unrealized losses on forward foreign currency contracts	167,957
Payable for daily variation margin on open futures contracts	129,072
Management fee payable	58,672
Total liabilities	68,876,815
Total net assets	$195,807,426
Net assets consist of
Paid-in capital	$197,266,146
Total distributable loss	(1,458,720)
Total net assets	$195,807,426
Net asset value per share
Based on $195,807,426 divided by 7,900,000 shares issued and outstanding (unlimited number of shares authorized)	$24.79
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 21

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $825)	$5,551,803
Income from affiliated securities	57,777
Dividends	25,865
Total investment income	5,635,445
Expenses
Management fee	351,913
Interest expense	191
Total expenses	352,104
Net investment income	5,283,341
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,142,888
Unaffiliated in-kind redemptions	134,919
Foreign currency and foreign currency translations	(169,621)
Forward foreign currency contracts	104,905
Futures contracts	(196,214)
Swap contracts	65,274
Net realized gains on investments	1,082,151
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $605)	(5,258,826)
Foreign currency and foreign currency translations	(10,420)
Forward foreign currency contracts	86,161
Futures contracts	432,577
Swap contracts	(51,654)
Net change in unrealized gains (losses) on investments	(4,802,162)
Net realized and unrealized gains (losses) on investments	(3,720,011)
Net increase in net assets resulting from operations	$1,563,330
The accompanying notes are an integral part of these financial statements.
22 | Allspring Income Plus ETF

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025[1]
Operations
Net investment income		$5,283,341		$7,801,293
Net realized gains (losses) on investments		1,082,151		(2,802,576)
Net change in unrealized gains (losses) on investments		(4,802,162)		5,976,568
Net increase in net assets resulting from operations		1,563,330		10,975,285
Distributions to shareholders from
Net investment income and net realized gains		(6,165,142)		(6,532,378)
Capital share transactions	Shares		Shares
Proceeds from shares sold	100,000	2,539,251	11,900,001	295,957,424
Payment for shares redeemed	(300,000)	(7,600,224)	(3,800,001)	(94,930,120)
Net increase (decrease) in net assets resulting from capital share transactions		(5,060,973)		201,027,304
Total increase (decrease) in net assets		(9,662,785)		205,470,211
Net assets
Beginning of period		205,470,211		0
End of period		$195,807,426		$205,470,211
1 For the period from December 4, 2024 (commencement of operations) to September 30, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
		2025[1]
Net asset value, beginning of period	$25.37	$25.00
Net investment income	0.66 [2]	1.09 [2]
Net realized and unrealized gains (losses) on investments	(0.47)	0.19
Total from investment operations	0.19	1.28
Distributions to shareholders from
Net investment income	(0.68)	(0.91)
Net realized gains	(0.09)	0.00
Total distributions to shareholders	(0.77)	(0.91)
Net asset value, end of period	$24.79	$25.37
Total return[3]	0.75%	5.25%
Ratios to average net assets (annualized)
Expenses	0.35%	0.35%
Net investment income	5.25%	5.30%
Supplemental data
Portfolio turnover rate[4]	199%	375%
Net assets, end of period (000s omitted)	$195,807	$205,470

[1]	For the period from December 4, 2024 (commencement of operations) to September 30, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Income Plus ETF

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Income Plus ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Allspring Income Plus ETF | 25

Notes to financial statements (unaudited)
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
26 | Allspring Income Plus ETF

Notes to financial statements (unaudited)
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Income Plus ETF | 27

Notes to financial statements (unaudited)
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $243,196,787 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,991,030
Gross unrealized losses	(7,036,342)
Net unrealized losses	$(3,045,312)
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
28 | Allspring Income Plus ETF

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$58,100,052	$0	$58,100,052
Asset-backed securities	0	11,100,183	0	11,100,183
Corporate bonds and notes	0	54,157,262	0	54,157,262
Foreign corporate bonds and notes	0	23,863,260	0	23,863,260
Foreign government bonds	0	41,873,489	0	41,873,489
Investment companies	1,453,880	0	0	1,453,880
Loans	0	1,886,418	0	1,886,418
Non-agency mortgage-backed securities	0	6,784,408	0	6,784,408
U.S. Treasury securities	14,696,793	0	0	14,696,793
Yankee corporate bonds and notes	0	18,623,472	0	18,623,472
Yankee government bonds	0	5,460,342	0	5,460,342
Short-term investments
Investment companies	1,314,111	0	0	1,314,111
	17,464,784	221,848,886	0	239,313,670
Forward foreign currency contracts	0	606,129	0	606,129
Futures contracts	473,374	0	0	473,374
Swap contracts	0	9,587	0	9,587
Total assets	$17,938,158	$222,464,602	$0	$240,402,760
Liabilities
Forward foreign currency contracts	$0	$167,957	$0	$167,957
Futures contracts	68,893	0	0	68,893
Swap contracts	0	14,435	0	14,435
Total liabilities	$68,893	$182,392	$0	$251,285
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Income Plus ETF | 29

Notes to financial statements (unaudited)
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government	IN-KIND
$405,941,814	$95,937,054	$436,458,868	$74,851,677	$6,958,145
6.DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the six months ended March 31, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$6,317,240
Average contract amounts to sell	69,542,612
Futures contracts
Average notional balance on long futures	$9,242,546
Average notional balance on short futures	38,287,901
Swap contracts
Average notional balance	$4,849,307
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
30 | Allspring Income Plus ETF

Notes to financial statements (unaudited)
	Interest rate risk	Credit risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$606,129	$606,129
Futures contracts	473,374 *	0	0	473,374
Swap contracts	0	9,587 *	0	9,587
	$473,374	$9,587	$606,129	$1,089,090
Liability derivatives
Forward foreign currency contracts	$0	$0	$167,957	$167,957
Futures contracts	68,893 *	0	0	68,893
Swap contracts	0	14,435 *	0	14,435
	$68,893	$14,435	$167,957	$251,285

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of March 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended March 31, 2026 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$104,905	$104,905
Futures contracts	(196,214)	0	0	(196,214)
Swap contracts	0	65,274	0	65,274
	$(196,214)	$65,274	$104,905	$(26,035)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$86,161	$86,161
Futures contracts	432,577	0	0	432,577
Swap contracts	0	(51,654)	0	(51,654)
	$432,577	$(51,654)	$86,161	$467,084
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$396,140	$(79,727)	$(316,413)	$0
Goldman Sachs International	191,059	(7,946)	(183,113)	0
Morgan Stanley, Inc.	11,999	(11,999)	0	0
State Street Bank & Trust Co.	6,931	(6,931)	0	0
Allspring Income Plus ETF | 31

Notes to financial statements (unaudited)

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$79,727	$(79,727)	$0	$0
Goldman Sachs International	7,946	(7,946)	0	0
Morgan Stanley, Inc.	43,459	(11,999)	(31,460)	0
State Street Bank & Trust Co.	36,825	(6,931)	0	29,894

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
32 | Allspring Income Plus ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Income Plus ETF | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

34 | Allspring Income Plus ETF

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSAINP 03-26

Allspring SMID Core ETF (ASCE)
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring SMID Core ETF | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.38%
Communication services: 2.45%
Interactive media & services: 1.58%
EverQuote, Inc. Class A†	55,625	$857,738
Media: 0.87%
AMC Networks, Inc. Class A†	69,952	474,974
Consumer discretionary: 10.76%
Hotels, restaurants & leisure: 1.73%
Brinker International, Inc.†	6,583	939,855
Household durables: 3.44%
PulteGroup, Inc.	7,216	848,674
SharkNinja, Inc.†	9,709	1,028,183
		1,876,857
Specialty retail: 3.77%
Abercrombie & Fitch Co. Class A†	11,360	1,037,963
Urban Outfitters, Inc.†	16,013	1,014,423
		2,052,386
Textiles, apparel & luxury goods: 1.82%
Kontoor Brands, Inc.	14,144	994,182
Energy: 5.90%
Oil, gas & consumable fuels: 5.90%
Chord Energy Corp.	6,517	926,587
Northern Oil & Gas, Inc.	23,353	682,608
Teekay Corp. Ltd.	131,456	1,605,078
		3,214,273
Financials: 18.08%
Banks: 7.59%
Axos Financial, Inc.†	12,052	1,025,504
Bank OZK	20,038	919,544
Customers Bancorp, Inc.†	16,858	1,170,114
Pathward Financial, Inc.	11,444	1,021,148
		4,136,310
Capital markets: 7.19%
Acadian Asset Management, Inc.	21,592	1,175,037
StoneX Group, Inc.†	18,627	1,502,267
Virtu Financial, Inc. Class A	28,197	1,240,104
		3,917,408
Insurance: 3.30%
HCI Group, Inc.	6,011	929,361
Lincoln National Corp.	24,482	869,111
		1,798,472
The accompanying notes are an integral part of these financial statements.
2 | Allspring SMID Core ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Health care: 14.39%
Biotechnology: 7.07%
ACADIA Pharmaceuticals, Inc.†	44,363	$987,521
Exelixis, Inc.†	31,006	1,329,847
United Therapeutics Corp.†	2,589	1,535,225
		3,852,593
Health care providers & services: 3.94%
Alignment Healthcare, Inc.†	59,851	1,054,575
Pediatrix Medical Group, Inc.†	51,164	1,094,398
		2,148,973
Pharmaceuticals: 3.38%
Amneal Pharmaceuticals, Inc.†	106,861	1,328,282
Corcept Therapeutics, Inc.†	12,703	512,058
		1,840,340
Industrials: 19.09%
Aerospace & defense: 2.79%
Carpenter Technology Corp.	3,851	1,517,872
Construction & engineering: 2.90%
EMCOR Group, Inc.	2,141	1,580,722
Electrical equipment: 4.50%
Array Technologies, Inc.†	146,345	1,058,074
Powell Industries, Inc.	2,572	1,391,658
		2,449,732
Machinery: 2.62%
Blue Bird Corp.†	25,166	1,429,177
Passenger airlines: 1.94%
SkyWest, Inc.†	11,478	1,054,025
Professional services: 4.34%
ExlService Holdings, Inc.†	20,782	632,812
Science Applications International Corp.	9,025	856,653
Willdan Group, Inc.†	11,447	876,382
		2,365,847
Information technology: 17.81%
Electronic equipment, instruments & components: 6.52%
Bel Fuse, Inc. Class B	5,104	1,010,490
Fabrinet†	2,846	1,484,246
TTM Technologies, Inc.†	10,856	1,057,591
		3,552,327
IT services: 2.88%
DigitalOcean Holdings, Inc.†	18,255	1,565,914
The accompanying notes are an integral part of these financial statements.
Allspring SMID Core ETF | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 3.63%
Credo Technology Group Holding Ltd.†	8,876	$833,190
Onto Innovation, Inc.†	5,580	1,144,291
		1,977,481
Software: 4.78%
Dynatrace, Inc.†	21,204	784,124
Pagaya Technologies Ltd. Class A†	66,974	780,247
Pegasystems, Inc.	24,452	1,040,677
		2,605,048
Materials: 4.88%
Metals & mining: 4.88%
Century Aluminum Co.†	23,941	1,405,097
Coeur Mining, Inc.†	66,628	1,250,608
		2,655,705
Real estate: 3.93%
Health care REITs: 2.01%
CareTrust REIT, Inc.	29,971	1,098,437
Hotel & resort REITs: 1.92%
Xenia Hotels & Resorts, Inc.	70,409	1,044,166
Utilities: 2.09%
Gas utilities: 2.09%
National Fuel Gas Co.	12,123	1,139,077
Total common stocks (Cost $51,422,578)		54,139,891

		Yield
Short-term investments: 0.57%
Investment companies: 0.57%
Allspring Government Money Market Fund Select Class♠∞		3.60%	312,429	312,429
Total short-term investments (Cost $312,429)				312,429
Total investments in securities (Cost $51,735,007)	99.95%			54,452,320
Other assets and liabilities, net	0.05			25,565
Total net assets	100.00%			$54,477,885

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring SMID Core ETF

Portfolio of investments—March 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$76,131	$533,432	$(297,134)	$0	$0	$312,429	312,429	$4,056
The accompanying notes are an integral part of these financial statements.
Allspring SMID Core ETF | 5

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $51,422,578)	$54,139,891
Investments in affiliated securities, at value (cost $312,429)	312,429
Receivable for dividends	41,883
Total assets	54,494,203
Liabilities
Management fee payable	16,318
Total liabilities	16,318
Total net assets	$54,477,885
Net assets consist of
Paid-in capital	$51,840,209
Total distributable earnings	2,637,676
Total net assets	$54,477,885
Net asset value per share
Based on $54,477,885 divided by 1,953,000 shares issued and outstanding (unlimited number of shares authorized)	$27.89
The accompanying notes are an integral part of these financial statements.
6 | Allspring SMID Core ETF

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends	$193,862
Income from affiliated securities	4,056
Total investment income	197,918
Expenses
Management fee	74,240
Total expenses	74,240
Net investment income	123,678
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(344,208)
Unaffiliated in-kind redemptions	266,467
Net realized losses on investments	(77,741)
Net change in unrealized gains (losses) on investments	2,226,954
Net realized and unrealized gains (losses) on investments	2,149,213
Net increase in net assets resulting from operations	$2,272,891
The accompanying notes are an integral part of these financial statements.
Allspring SMID Core ETF | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025[1]
Operations
Net investment income		$123,678		$26,607
Net realized gains (losses) on investments		(77,741)		525,249
Net change in unrealized gains (losses) on investments		2,226,954		490,359
Net increase in net assets resulting from operations		2,272,891		1,042,215
Distributions to shareholders from
Net investment income and net realized gains		(80,527)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold	1,155,000	31,241,503	1,050,001	26,718,843
Payment for shares redeemed	(84,000)	(2,206,452)	(168,001)	(4,510,588)
Net increase in net assets resulting from capital share transactions		29,035,051		22,208,255
Total increase in net assets		31,227,415		23,250,470
Net assets
Beginning of period		23,250,470		0
End of period		$54,477,885		$23,250,470
1 For the period from July 7, 2025 (commencement of operations) to September 30, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring SMID Core ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
		2025[1]
Net asset value, beginning of period	$26.36	$24.68
Net investment income	0.09 [2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	1.50	1.64
Total from investment operations	1.59	1.68
Distributions to shareholders from
Net investment income	(0.06)	0.00
Net asset value, end of period	$27.89	$26.36
Total return[3]	6.02%	6.81%
Ratios to average net assets (annualized)
Expenses	0.38%	0.38%
Net investment income	0.63%	0.71%
Supplemental data
Portfolio turnover rate[4]	23%	7%
Net assets, end of period (000s omitted)	$54,478	$23,250

[1]	For the period from July 7, 2025 (commencement of operations) to September 30, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.

Allspring SMID Core ETF | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring SMID Core ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
10 | Allspring SMID Core ETF

Notes to financial statements (unaudited)
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $51,735,007 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,918,375
Gross unrealized losses	(3,201,062)
Net unrealized gains	$2,717,313
As of September 30, 2025, the Fund had capital loss carryforwards which consisted of $71,654 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,332,712	$0	$0	$1,332,712
Consumer discretionary	5,863,280	0	0	5,863,280
Energy	3,214,273	0	0	3,214,273
Financials	9,852,190	0	0	9,852,190
Health care	7,841,906	0	0	7,841,906
Industrials	10,397,375	0	0	10,397,375
Information technology	9,700,770	0	0	9,700,770
Materials	2,655,705	0	0	2,655,705
Real estate	2,142,603	0	0	2,142,603
Utilities	1,139,077	0	0	1,139,077
Short-term investments
Investment companies	312,429	0	0	312,429
Total assets	$54,452,320	$0	$0	$54,452,320
Allspring SMID Core ETF | 11

Notes to financial statements (unaudited)
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.38% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$9,232,546	$30,988,348	$9,194,556	$2,194,267
6.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net
12 | Allspring SMID Core ETF

Notes to financial statements (unaudited)
assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring SMID Core ETF | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

14 | Allspring SMID Core ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring SMID Core ETF | 15

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSASCE 03-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 21, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: May 21, 2026